INCOME TAX (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal income tax rate	21.00%	21.00%
Income Tax Examination, Description	Income of the Israeli company is taxable at enacted tax rate of 23%.
Net change in valuation allowances	$ 1,404
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	31,202	$ 24,689
Taxable income	771
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Taxable income	$ 30,495